Income Taxes - Significant Components of Net Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 42.4	$ 31.9
Deferred tax liabilities	(63.4)	(73.2)
Deferred income tax assets (liabilities)	(21.0)	(41.3)	$ (21.6)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	154.9	162.0
Differences in timing of taxability of revenue and deductibility of expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	27.7	16.2
Loss and tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8.7	11.4
Employee defined benefit plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5.7	8.5
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1.2	1.1
Carrying value of property and equipment in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(26.2)	(22.7)
Carrying value of intangible assets in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(84.3)	(90.1)
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (108.7)	$ (127.7)